Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 16	$ 1,028	$ 600
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	1,078	(678)	(319)
Interest credited to policyholder account values	1,096	1,067	1,038
Capitalization of deferred policy acquisition costs	(685)	(604)	(470)
Amortization of deferred policy acquisition costs	207	374	575
Amortization and depreciation	128	77	80
Deferred tax (benefit) expense	(152)	346	243
Changes in:
Policy liabilities	(421)	(475)	(548)
Derivatives, net	(181)	(483)	(490)
Other, net	(59)	88	(84)
Net cash provided by operating activities	1,027	740	625
Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	2,798	3,689	2,909
Proceeds from sales of available-for-sale securities	647	1,091	796
Purchases of available-for-sale securities	(5,640)	(6,842)	(5,167)
Proceeds from repayments and sales of mortgage loans	920	1,091	1,048
Issuances and purchases of mortgage loans	(1,837)	(1,593)	(1,114)
Net (increase) decrease in short-term investments	(524)	654	98
Collateral received (paid), net	399	(637)	(208)
Other, net	(94)	42	(12)
Net cash used in investing activities	(3,331)	(2,505)	(1,650)
Cash flows from financing activities
Net change in short-term debt	382	(22)	(477)
Proceeds from issuance of long-term debt		2	13
Cash dividend paid to Nationwide Financial Services, Inc.			(40)
Repayments of long-term debt		(299)
Investment and universal life insurance product deposits	6,037	6,139	5,566
Investment and universal life insurance product withdrawals	(4,095)	(4,034)	(4,063)
Other, net	(4)	(22)	39
Net cash provided by financing activities	2,320	1,764	1,038
Net increase (decrease) in cash and cash equivalents	16	(1)	13
Cash and cash equivalents at beginning of year	61	62	49
Cash and cash equivalents at end of year	$ 77	$ 61	$ 62